Accounting Policies (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Raw materials	$ 848,985	$ 1,073,034	$ 945,763
Work in process	887,901	1,235,029	1,677,605
Finished goods	168,226	163,228	471,935
Inventory reserves	(220,328)	(220,654)	(256,512)
Inventory, Net	$ 1,684,784	$ 2,250,637	$ 2,838,791